Shareholders' equity (deficit)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Shareholders' equity (deficit)
19.	Shareholders’ equity (deficit)
As described in Note 1 and Note 3, Immatics N.V. was founded in 2020 with a share capital of
€0.01

after the Reorganization.
On July 1, 2020, upon closing of the ARYA Merger, Immatics N.V. had 62,908,617 outstanding ordinary shares with a par value of €0.01, resulting in a share capital of €629 thousand. In 2020, the ARYA Merger and PIPE Financing led to an increase in share premium by €362,5 million. As of December 31, 2020, the total number of ordinary shares of Immatics N.V. outstanding is 62,908,617 with a par value of €0.01.
As of December 31, 2019, the total number of ordinary shares of Immatics Biotechnologies GmbH outstanding is 1,163,625 with a par value of €1.00.
Adjusted for the effect of the Reorganization as discussed in Note 3, which is applied retrospectively to all prior periods presented, the total number of ordinary shares outstanding as of December 31, 2019 was 33,093,838 with a par value of €0.01.
In 2019, there was no capital increase and, hence, no change in share capital or share premium. In 2018, €23.6 million
were paid into share premium by the shareholders based on the Series E financing round, which closed in 2017. The related Series E share capital was previously paid in full in 2017.
Other reserves are related to accumulated foreign currency translation amounts associated with the Group’s US operations.
As of December 31, 2020, there were 7,187,500
Immatics Warrants outstanding. The warrants entitle the holder to purchase one ordinary share of Immatics N.V. at an exercise price of
$11.50 per share.
Until warrant holders acquire the Groups ordinary shares upon exercise of such warrants, they will have no rights with respect to the Groups ordinary shares. The warrants will expire on July 1, 2025, five
years after the ARYA Merger close date, or earlier upon redemption or liquidation in accordance with their terms.